Material Accounting Policies (Details) - Schedule of Closing Rates for the Most Significant Foreign Currencies	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CHF [Member]
Schedule of Closing Rates for the Most Significant Foreign Currencies [Line Items]
Reporting entities	5
Closing rate	1	1
Average exchange rate	1	1
USD [Member]
Schedule of Closing Rates for the Most Significant Foreign Currencies [Line Items]
Reporting entities	1
Closing rate	0.8451	0.9251
Average exchange rate	0.8985	0.955
EUR [Member]
Schedule of Closing Rates for the Most Significant Foreign Currencies [Line Items]
Reporting entities	1
Closing rate	0.9287	0.9901
Average exchange rate	0.9721	1.005
AUD [Member]
Schedule of Closing Rates for the Most Significant Foreign Currencies [Line Items]
Reporting entities	1
Closing rate	0.5735	0.6305
Average exchange rate	0.5971	0.6629